Condensed Consolidated Statements of Changes in Equity kr in Thousands	SEK (kr)
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2022	kr 766,264
Condensed Consolidated Statements of Changes in Equity
Loss for the period	(279,459)
Other comprehensive income/(loss)	(4,099)
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(283,558)
Transactions with owners:
Share-based payments	21,661
Total transactions with owners	21,661
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2023	504,367
Closing balance equity at Jun. 30, 2023	504,367
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2022	766,264
Condensed Consolidated Statements of Changes in Equity
Loss for the period	(466,185)
Other comprehensive income/(loss)	(17,609)
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(483,794)
Transactions with owners:
Share-based payments	52,337
Total transactions with owners	52,337
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2023	334,806
Closing balance equity at Dec. 31, 2023	334,806
Condensed Consolidated Statements of Changes in Equity
Loss for the period	(293,638)
Other comprehensive income/(loss)	16,509
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(277,129)
Transactions with owners:
New share issue	14
Share-based payments	49,098
Total transactions with owners	49,112
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2024	106,789
Closing balance equity at Jun. 30, 2024	kr 106,789